Note 4 - Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
	Fair Value Measurements at the End of the Reporting Period
	Level 1	Level 2	Level 3	Total	Total Losses
Items measured at fair value on a recurring basis at December 31, 2013

Cash and cash equivalents
Money market mutual funds	$-	$1,764	$-	$1,764	$-

Short-term investments
Government bonds	-	1,613	-	1,613	-
Corporate bonds	-	1,517	-	1,517	-
Agency bonds	-	5,448	-	5,448	-

Long-term investments
Available-for-sale securities (note 9)	1,284	-	-	1,284	-

Total recurring fair value measurements	$1,284	$10,342	$-	$11,626	$-

Items measured at fair value on a recurring basis at December 31, 2012

Cash and cash equivalents
Money market mutual funds	$-	$1,528	$-	$1,528	$-

Short-term investments
Government bonds	-	1,635	-	1,635	-
Corporate bonds	-	500	-	500	-
Agency bonds	-	6,636	-	6,636	-

Long-term investments
Available-for-sale securities (note 9)	943	-	-	943	-

Total recurring fair value measurements	$943	$10,299	$-	$11,242	$-

Items measured at fair value on a nonrecurring basis at December 31, 2012

Long-lived assets held and used related to the exit activities
Property and equipment (note 3)	$-	$-	$-	$-	$(462)
Intangible assets (note 3)	-	-	-	-	(1,198)
Other assets (note 3)	-	-	-	-	(660)

Total nonrecurring fair value measurements	$-	$-	$-	$-	$(2,320)